Retail Business Banking Loans and Loans to Commercial Vehicle Operators (Detail) In Millions, unless otherwise specified	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2011 Fair Values Of Gross Loans INR	Mar. 31, 2010 Fair Values Of Gross Loans INR	Mar. 31, 2011 Fair Values Of Gross Loans Wholesale/Retail Trade INR	Mar. 31, 2010 Fair Values Of Gross Loans Wholesale/Retail Trade INR	Mar. 31, 2011 Fair Values Of Gross Loans Automotive manufacturers INR	Mar. 31, 2010 Fair Values Of Gross Loans Automotive manufacturers INR	Mar. 31, 2011 Fair Values Of Gross Loans Land transport INR	Mar. 31, 2010 Fair Values Of Gross Loans Land transport INR	Mar. 31, 2011 Fair Values Of Gross Loans Fertilizers & Pesticides INR	Mar. 31, 2010 Fair Values Of Gross Loans Fertilizers & Pesticides INR	Mar. 31, 2011 Fair Values Of Gross Loans Non-banking finance companies/Financial Intermediaries INR	Mar. 31, 2010 Fair Values Of Gross Loans Non-banking finance companies/Financial Intermediaries INR	Mar. 31, 2011 Fair Values Of Gross Loans Banks and Financial Institutions INR	Mar. 31, 2010 Fair Values Of Gross Loans Banks and Financial Institutions INR	Mar. 31, 2010 Fair Values Of Gross Loans Housing Finance Companies INR	Mar. 31, 2011 Fair Values Of Gross Loans Activities allied to agriculture INR	Mar. 31, 2010 Fair Values Of Gross Loans Activities allied to agriculture INR	Mar. 31, 2011 Fair Values Of Gross Loans Real Estate & Property Services INR	Mar. 31, 2010 Fair Values Of Gross Loans Real Estate & Property Services INR	Mar. 31, 2011 Fair Values Of Gross Loans Others (none > than 2%) INR	Mar. 31, 2010 Fair Values Of Gross Loans Others (none > than 2%) INR	Mar. 31, 2011 Fair Values Of Gross Loans Iron and Steel INR	Mar. 31, 2011 Fair Values Of Gross Loans Power Product and Other Businesses INR	Mar. 31, 2011 Fair Values Of Gross Loans Food And Beverage INR	Mar. 31, 2010 Wholesale/Retail Trade Fair Values Of Credit Substitutes INR	Mar. 31, 2011 Fair Values Of Credit Substitutes INR	Mar. 31, 2010 Fair Values Of Credit Substitutes INR	Mar. 31, 2011 Fair Values Of Credit Substitutes Automotive manufacturers INR	Mar. 31, 2010 Fair Values Of Credit Substitutes Automotive manufacturers INR	Mar. 31, 2011 Fair Values Of Credit Substitutes Non-banking finance companies/Financial Intermediaries INR	Mar. 31, 2010 Fair Values Of Credit Substitutes Non-banking finance companies/Financial Intermediaries INR	Mar. 31, 2011 Fair Values Of Credit Substitutes Others (none > than 2%) INR	Mar. 31, 2010 Fair Values Of Credit Substitutes Others (none > than 2%) INR	Mar. 31, 2011 Automotive manufacturers USD ($)	Mar. 31, 2011 Automotive manufacturers INR	Mar. 31, 2010 Automotive manufacturers INR	Mar. 31, 2011 Wholesale/Retail Trade USD ($)	Mar. 31, 2011 Wholesale/Retail Trade INR	Mar. 31, 2010 Wholesale/Retail Trade INR	Mar. 31, 2011 Land transport USD ($)	Mar. 31, 2011 Land transport INR	Mar. 31, 2010 Land transport INR	Mar. 31, 2011 Fertilizers & Pesticides USD ($)	Mar. 31, 2011 Fertilizers & Pesticides INR	Mar. 31, 2010 Fertilizers & Pesticides INR	Mar. 31, 2011 Non-banking finance companies/Financial Intermediaries USD ($)	Mar. 31, 2011 Non-banking finance companies/Financial Intermediaries INR	Mar. 31, 2010 Non-banking finance companies/Financial Intermediaries INR	Mar. 31, 2011 Banks and Financial Institutions USD ($)	Mar. 31, 2011 Banks and Financial Institutions INR	Mar. 31, 2010 Banks and Financial Institutions INR	Mar. 31, 2010 Housing Finance Companies INR	Mar. 31, 2011 Activities allied to agriculture USD ($)	Mar. 31, 2011 Activities allied to agriculture INR	Mar. 31, 2010 Activities allied to agriculture INR	Mar. 31, 2011 Real Estate & Property Services USD ($)	Mar. 31, 2011 Real Estate & Property Services INR	Mar. 31, 2010 Real Estate & Property Services INR	Mar. 31, 2011 Others (none > than 2%) USD ($)	Mar. 31, 2011 Others (none > than 2%) INR	Mar. 31, 2010 Others (none > than 2%) INR	Mar. 31, 2011 Iron and Steel USD ($)	Mar. 31, 2011 Iron and Steel INR	Mar. 31, 2011 Power Product and Other Businesses USD ($)	Mar. 31, 2011 Power Product and Other Businesses INR	Mar. 31, 2011 Food And Beverage USD ($)	Mar. 31, 2011 Food And Beverage INR
Concentration Risk [Line Items]
Total	$ 37,342.6	1,663,241.4	1,323,417.3	1,648,750.3	1,320,941.0	107,152.2	70,886.1	76,336.1	73,784.3	91,140.0	59,080.3	34,157.5	54,830.1	54,241.0	53,697.2	45,070.1	37,590.1	35,697.6	49,024.3	31,493.6	39,964.8	27,051.3	1,041,356.2	876,830.4	39,203.3	36,646.8	34,458.0	198.8	14,491.1	2,476.3	2,890.5	49.3	2,611.9	105.3	8,988.7	2,122.9	$ 1,778.8	79,226.6	73,833.6	$ 2,405.7	107,152.2	71,084.9	$ 2,046.3	91,140.0	59,080.3	$ 766.9	34,157.5	54,830.1	$ 1,276.4	56,852.9	53,802.5	$ 1,011.9	45,070.1	37,590.1	35,697.6	$ 1,100.7	49,024.3	31,493.6	$ 897.3	39,964.8	27,051.3	$ 23,582.0	1,050,344.9	878,953.3	$ 880.2	39,203.3	$ 822.8	36,646.8	$ 773.6	34,458.0
%	100.00%	100.00%	100.00%																																		4.80%	4.80%	5.60%	6.40%	6.40%	5.40%	5.50%	5.50%	4.50%	2.10%	2.10%	4.10%	3.30%	3.30%	4.10%	2.70%	2.70%	2.80%	2.70%	2.90%	2.90%	2.40%	2.40%	2.40%	2.00%	63.20%	63.20%	66.40%	2.40%	2.40%	2.20%	2.20%	2.10%	2.10%